Document and Entity Information	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Document and Entity Information [Abstract]
Entity Registrant Name	Fibrocell Science, Inc.	Fibrocell Science, Inc.
Entity Central Index Key	0000357097	0000357097
Document Type	S-1/A	S-1/A
Document Period End Date	Jun. 30, 2012	Dec. 31, 2011
Amendment Flag	true	true
Amendment Description	In this Amendment No. 1 to our Form S-1 originally filed with the Securities and Exchange Commission on September 7, 2012 Fibrocell Science, Inc is furnishing updated Interactive Data (XBRL) files as Exhibit 101, in accordance with Rule 405 of Regulation S-T. No other changes have been made to the financial statements, as originally filed on September 7, 2012. Pursuant to Rule 406T of Regulation S-T, the interactive date files on Exhibit 101 hereto are deemed not filed or part of a registration statement or prospectus for purposes of Sections 11 or 12 of the Securities Act of 1933, as amended, are deemed not filed for purposes of Section 18 of the Securities Act of 1934, as amended, and otherwise are not subject to liability under those sections.	In this Amendment No. 1 to our Form S-1 originally filed with the Securities and Exchange Commission on September 7, 2012 Fibrocell Science, Inc is furnishing updated Interactive Data (XBRL) files as Exhibit 101, in accordance with Rule 405 of Regulation S-T. No other changes have been made to the financial statements, as originally filed on September 7, 2012. Pursuant to Rule 406T of Regulation S-T, the interactive date files on Exhibit 101 hereto are deemed not filed or part of a registration statement or prospectus for purposes of Sections 11 or 12 of the Securities Act of 1933, as amended, are deemed not filed for purposes of Section 18 of the Securities Act of 1934, as amended, and otherwise are not subject to liability under those sections.
Document Fiscal Year Focus	2012	2011
Document Fiscal Period Focus	Q2	FY
Current Fiscal Year End Date	--12-31	--12-31
Entity Filer Category	Smaller Reporting Company	Smaller Reporting Company